THE E-VALUATOR AGGRESSIVE GROWTH (85% - 99%) RMS FUND

SCHEDULE OF INVESTMENTS

December 31, 2020 (unaudited)

		Number
		of	Fair
	Security Description	Shares	Value

66.88%	EXCHANGE TRADED FUNDS
0.23%	AGGREGATE BOND
	iShares Core Total USD Bond Market ETF	3,199	$174,601
	Vanguard Intermediate-Term Bond ETF	1,581	146,796

			321,397
8.92%	BROAD MARKET

	iShares Core Dividend Growth ETF	39,262	1,759,723
	JPMorgan US Value Factor ETF	78,066	2,330,270
	The SPDR S&P 1500 Value Tilt ETF	8,257	1,001,492
	Vanguard Extended Market ETF	43,441	7,153,864

			12,245,349
0.34%	CONVERTIBLE BOND
	iShares Convertible Bond ETF	4,885	471,647
0.33%	CORPORATE

	SPDR Portfolio High Yield Bond ETF	17,296	458,084
0.19%	CORPORATE HIGH YIELD
	Vanguard Intermediate-Term Corporate Bond ETF	2,639	256,352
1.86%	EMERGING MARKETS

	Invesco BLDRS Emerging Markets 50 ADR Index Fund ETF	18,494	1,041,329
	WisdomTree Emerging Markets ex-State-Owned Enterprise ETF	37,943	1,505,199

			2,546,528
0.21%	FIXED INCOME EMERGING MARKET

	Vanguard Emerging Markets Government Bond ETF	3,468	285,416
8.00%	GLOBAL MARKETS

	Vanguard Total World Stock ETF	118,655	10,985,080
2.46%	HEALTH CARE

	Invesco DWA HealthCare Momentum ETF	3,079	492,825
	The Principal Healthcare Innovators Index ETF	48,987	2,876,027
			3,368,852
11.49%	INTERNATIONAL

	Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF	44,739	1,546,180
	Renaissance International IPO ETF	28,070	1,026,520
	Schwab Fundamental International Large Company Index ETF	20,236	592,510
	Schwab International Small-Cap Equity ETF	98,561	3,710,822
	SPDR Portfolio Developed world (ex-US) ETF	131,889	4,451,254
	Vanguard FTSE All World ex US Small Cap ETF	30,322	3,694,432
	Vanguard FTSE Developed Markets ETF	8,498	401,191
	Vanguard Total International Stock ETF	5,680	341,709
			15,764,618
19.30%	LARGE CAP
	Invesco QQQ Trust Series 1 EFT	7,500	2,353,050
	iShares Russell Top 200 ETF	9,045	816,673
	Schwab Fundamental Large Cap ETF	10,180	461,052
	Schwab U.S. Large-Cap Growth ETF	70,675	9,075,377
	Schwab U.S. Dividend Equity ETF	128,213	8,223,582
	SPDR Dow Jones Industrial Average ETF Trust	5557	1,699,275
	Vanguard Large-Cap EFT	21,990	3,864,523

			26,493,532

THE E-VALUATOR AGGRESSIVE GROWTH (85% - 99%) RMS FUND

SCHEDULE OF INVESTMENTS

December 31, 2020 (unaudited)

		Number
		of	Fair
	Security Description	Shares	Value

7.37%	MID CAP
	iShares Morningstar Mid-Cap Growth ETF	1,272	$486,514
	Schwab U.S. Mid-Cap ETF	48,133	3,281,708
	Vanguard Mega Cap Value ETF	14,400	1,713,024
	Vanguard Mid-Cap ETF	14,482	2,994,443
	Vanguard Mid-Cap Growth ETF	7,717	1,636,544

			10,112,233
3.73%	SMALL CAP
	Vanguard Russell 2000 Value ETF	2,286	264,124
	Vanguard Small-Cap ETF	3,688	717,980
	Vanguard Small-Cap Growth ETF	6,433	1,721,857
	Vanguard Small-Cap Value ETF	16,998	2,417,286
			5,121,247
2.45%	TECHNOLOGY
	SPDR FactSet Innovative Technology ETF	4,414	949,407
	SPDR NYSE Technology ETF	17,073	2,413,269

			3,362,676
66.88%	TOTAL EXCHANGE TRADED FUNDS		91,793,011
30.64%	MUTUAL FUNDS

0.04%	AGGREGATE BOND
	Nuveen Strategic Income Fund R6 Class	4,721	53,398
0.32%	BANK LOANS
	Shenkman Capital Floating Rate High Income Fund Institutional Class	46,324	435,906
0.29%	BLEND BROAD MARKET

	U.S. Vector Equity Portfolio Institutional Class	19,504	403,919
8.40%	BLEND LARGE CAP
	DFA Enhanced U.S. Large Company Portfolio Institutional Class	26,685	402,146
	DFA U.S. Large Company Portfolio Institutional Class	60,569	1,705,021
	JPMorgan U.S. Research Enhanced Equity Fund R6 Class	12,671	402,796
	Schwab S&P 500 Index Fund	156,963	9,012,804
			11,522,767
6.16%	BLEND SMALL CAP

	American Funds New World Fund F3 Class	824	72,462
	Fidelity Emerging Markets Index Fund	396,534	5,051,838
	Fidelity Small Cap Index	120,191	3,002,383
	JPMorgan Emerging Market Equity Fund R6 Class	7,328	322,560

			8,449,243
0.20%	FOREIGN AGGREGATE

	Dodge & Cox Global Bond Fund	22,998	278,043
0.40%	FOREIGN BLEND

	Baillie Gifford International Growth Fund Institutional Class	25,411	547,868
6.07%	FOREIGN GROWTH

	American Funds SMALLCAP World Fund F3 Class	22,275	1,799,390
	Artisan International Small-Mid Fund Institutional Class	28,023	575,603
	Invesco Oppenheimer Global Opportunities Fund R6 Class	22,119	1,788,765
	Vanguard International Growth Fund Admiral Class	26,011	4,169,302

			8,333,060
2.91%	FOREIGN VALUE

	Vanguard International Value Fund Investor Class	99,329	3,997,973
1.47%	GROWTH BROAD MARKET
	American New Perspective Fund R6 Class	33,415	2,022,272
3.52%	GROWTH LARGE CAP

	JPMorgan Large Cap Growth Fund R6 Class	10,729	669,908
	TIAA-CREF Large-Cap Growth Index Fund Institutional Class	78,106	3,853,773

THE E-VALUATOR AGGRESSIVE GROWTH (85% - 99%) RMS FUND

SCHEDULE OF INVESTMENTS

December 31, 2020 (unaudited)

		Number
		of	Fair
	Security Description	Shares	Value

	Vanguard U.S. Growth Fund Admiral Class	1,807	307,090

			4,830,771
0.85%	GROWTH SMALL CAP
	Franklin Small Cap Growth R6 Class	15,442	479,160
	JPMorgan Small Cap Growth Fund R6 Class	22,514	693,880

			1,173,040
0.01%	HIGH YIELD BOND

	AB GlexFree High Yield Portfolio Advisor Class	7	67

30.64%	TOTAL MUTUAL FUNDS		42,048,327
2.44%	MONEY MARKET FUNDS

	Goldman Sachs FS Government Fund, Institutional 0.03%*	3,352,488	3,352,488
99.96%	TOTAL INVESTMENTS		137,193,826
0.04%	Other assets, net of liabilities		60,504

100.00%	NET ASSETS		$ 137,254,330

* Effective 7 day yield as of December 31, 2020

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2020:

	Level 1	Level 2	Level 3

		Other Significant	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total

Exchange Traded Funds	$91,793,011	$-	$-	$91,793,011
Mutual Funds	42,048,327	-	-	42,048,327
Money Market Funds	3,352,488	-	-	3,352,488

Total Investments	$137,193,826	$-	$-	$137,193,826

The Fund held no Level 3 securities at any time during the period.

There were no transfers into or out of Levels 1 and 2 during the period ended December 31, 2020.

At December 31, 2020, the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $116,352,087 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$20,843,117
Gross unrealized depreciation	(1,378)

Net unrealized appreciation	$20,841,739